UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2009

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	01/29/2010

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:81
Form 13F Information Table Value Total:	432058

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.


FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT SH/PRN
PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Annuity & Life Re Hldgs Ltd Common G03910109 10937 24533809 SH Sole 24533809
0

Benda Pharmaceuticals Inc Common 08165P108 670 22337998 SH Sole 22337998 0

China Biotics Inc Com Common 16937B109 25526 1650027 SH Sole 1650027 0

China Biotics Inc Com Common 16937B109 3376 218200 SH Other 01 0 218200

China Farm Equipment Ltd Common Y1489R101 331 1633000 SH Sole 1633000 0

China Farm Equipment Ltd Common Y1489R101 221 1091000 SH Other 01 0 1091000

China Housing and Land Develop Common 16939V103 1655 400757 SH Sole 400757 0

China Pharma Hldgs Inc Com Common 16941T104 7893 2050000 SH Sole 2050000 0

China Ritar Power Corp Common 169423100 17653 3677627 SH Sole 3677627 0

China Ritar Power Corp Common 169423100 2347 489000 SH Other 01 0 489000

China Shoto Plc Common G2158V100 226 50000 SH Sole 50000 0

China Sky One Med Inc Com Common 16941P102 16464 723700 SH Sole 723700 0

China Yida Hldg Co Com New Common 16945D204 29665 2459580.5 SH Sole 2459581 0

China Yida Hldg Co Com New Common 16945D204 401 28800 SH Other 01 0 28800

China Zenith Chemical Group Lt Common G215A1103 15844 505587326 SH Sole
505587326 0

China Zenith Chemical Group Lt Common G215A1103 3071 97990000 SH Other 01 0
97990000

Conocophillips Nfs Llc Is Common 20825C104 3741 73256.085 SH Sole 73256 0

Conocophillips Nfs Llc Is Common 20825C104 866 16961.524 SH Other 01 0 16962

Cornerstone Inds Intl Inc C Common 21924X106 0 61235 SH Sole 61235 0

Dnb Nor Asa Ord Shs Common R1812S105 26458 2484280 SH Sole 2484280 0

Dnb Nor Asa Ord Shs Common R1812S105 7118 668400 SH Other 01 0 668400

Eiker Sparebank Asa Primary Ca Common R1984E108 497 87023 SH Sole 87023 0

Enerchina Holdings Limited Hk Common G30392131 7882 456101186 SH Sole
456101186 0

Enerchina Holdings Limited Hk Common G30392131 2805 162298263 SH Other 01 0
162298263

Exxon Mobil Corporation Common 30231G102 239 3500 SH Sole 3500 0

Far Eastone Telecommunication Common Y7540C108 3765 3156407.443 SH Sole
3156407 0

Far Eastone Telecommunication Common Y7540C108 809 678240 SH Other 01 0 678240


Full Apex Holdings Ltd Shs Common G3687W106 5575 44727599 SH Sole 44727599 0

Full Apex Holdings Ltd Shs Common G3687W106 2048 16431500 SH Other 01 0
16431500

Fushi Intl Inc Com Common 36113C101 32056 3167636.5 SH Sole 3167637 0

Fushi Intl Inc Com Common 36113C101 4173 412343 SH Other 01 0 412343

Guangdong Nan Yue Logistics Common Y2930Z106 5085 20222000 SH Sole 20222000 0

Guangdong Nan Yue Logistics Common Y2930Z106 1227 4878731 SH Other 01 0
4878731

Heng Tai Consumablesgroup Ltd Common G44035106 11505 114370295 SH Sole
114370295 0

Heng Tai Consumablesgroup Ltd Common G44035106 3786 37641787 SH Other 01 0
37641787

Jiangbo Pharmaceuticals Inc Common 47737R101 1309 119031 SH Sole 119031 0

Kingboard Copper Foil Hldgs Or Common G52567107 11839 57315028 SH Sole
57315028 0

Kingboard Copper Foil Hldgs Or Common G52567107 3359 16260000 SH Other 01 0
16260000

Luye Pharma Group Ltd Common G5722Z101 6431 14562870 SH Sole 14562870 0

Luye Pharma Group Ltd Common G5722Z101 1127 2551000 SH Other 01 0 2551000

Mobileone Ltd Common Y8838Q122 10583 7861214.149 SH Sole 7861214 0

Mobileone Ltd Common Y8838Q122 3312 2460000 SH Other 01 0 2460000

Murphy Oil Corp Common 626717102 434 8000 SH Sole 8000 0

Orient Paper Common 68619F205 6000 833333 SH Sole 833333 0

People S Food Holdings Ltd Common G7000R108 3190 7166265 SH Sole 7166265 0

People S Food Holdings Ltd Common G7000R108 1367 3071000 SH Other 01 0
3071000

Proview International Hldgs Common G7283A103 780 25308000 SH Sole 25308000 0

Proview International Hldgs Common G7283A103 197 6391094 SH Other 01 0
6391094

Qiao Xing Mobile Communicat Common G73031109 1609 439540 SH Sole 439540 0

Qiao Xing Mobile Communicat Common G73031109 282 77150 SH Other 01 0 77150

RCG Holdings Ltd HK Common ZZZ99V928 5352 4037037 SH Sole 4037037 0

RCG Holdings Ltd HK Common ZZZ99V928 1070 807000 SH Other 01 0 807000

Regal Petroleum Plc Shs Common G7476L106 21350 16526201 SH Sole 16526201 0

Regal Petroleum Plc Shs Common G7476L106 6018 4658000 SH Other 01 0 4658000

Shengtai Pharmaceutical Common 823214101 3260 2937168 SH Sole 2937168 0

Singapore Reinsurance Npv Common Y7996A101 2225 11571967 SH Sole 11571967 0

Singapore Reinsurance Npv Common Y7996A101 701 3644300 SH Other 01 0 3644300

Sinolink Worldwide Hldgs Ltd Common G8165B102 7858 41170083 SH Sole 41170083 0

Sinolink Worldwide Hldgs Ltd Common G8165B102 2596 13603167 SH Other 01 0
13603167

Sparebanken Midt Norge Common R82401101 1509 162360 SH Sole 162360 0

Sparebanken Midt Norge Common R82401101 408 43920 SH Other 01 0 43920

Sparebanken Nord Norge Prim Common R8288N106 2568 135654 SH Sole 135654 0

Sparebanken Nord Norge Prim Common R8288N106 466 24600 SH Other 01 0 24600

Sparebanken Vest As Primary Ca Common R8323C107 451 25700 SH Sole 25700 0

Taiwan Mobile Co Ltdshs Common Y84153215 9256 4744500 SH Sole 4744500 0

Taiwan Mobile Co Ltdshs Common Y84153215 1576 807955 SH Other 01 0 807955

Tethys Petroleum Limited Usd O Common G87636109 17613 23081400 SH Sole
23081400 0

Tethys Petroleum Limited Usd O Common G87636109 3737 4896800 SH Other 01 0
4896800

Tianyin Pharmaceutical Co Inc Common 88630M104 8104 1929597 SH Sole 1929597 0

Totens Sparebank As Primary Ca Common R92151100 1129 84627 SH Sole 84627 0

Totens Sparebank As Primary Ca Common R92151100 157 11780 SH Other 01 0 11780

Truly Intl Hldgs Hkd0.10 Common G91019102 5384 5863000 SH Sole 5863000 0

Truly Intl Hldgs Hkd0.10 Common G91019102 1411 1537000 SH Other 01 0 1537000

United Food Holdingsltd Common G9232V105 2709 50714900 SH Sole 50714900 0

United Food Holdingsltd Common G9232V105 966 18086488 SH Other 01 0 18086488

Wuyi International Pharmaceut Common G98089108 14862 147742500 SH Sole
147742500 0

Wuyi International Pharmaceut Common G98089108 1586 15762500 SH Other 01 0
15762500

         432058